Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Franklin S&P 500 Index Fund
Class Name	Class A
Trading Symbol	SBSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin S&P 500 Index Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$59	0.54%
[1]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class A shares of Franklin S&P 500 Index Fund returned 17.00%. The Fund compares its performance to the S&P 500 Index, which returned 17.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	NVIDIA, a manufacturer of components used for artificial intelligence (AI), considering both its weight in the Index and the company’s performance over the period.
↑	Broadcom, as the company saw substantial growth in its AI semiconductor solutions.
↑	Microsoft was also an outperformer in the Index, with a double-digit return and a meaningful Index weight.

Top detractors from performance:
↓
UnitedHealth Group, considering both its weight in the Index and negative return, as its shares declined on increasing medical costs and the U.S. Department of Justice reportedly looking into the company’s billing practices.

↓	Eli Lilly & Company, with a return significantly lower than the Index overall and a meaningful weight. Data for its obesity treatment pill fell behind Wall Street’s expectations.
↓	Adobe, as the company issued disappointing revenue guidance.
Use of derivatives and the impact on performance:
The Fund utilized S&P 500 futures to manage cash flows which added value relative to cash for the period and contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A	17.00	15.88	14.69
Russell 3000 Index	17.41	15.74	14.71
S&P 500 Index	17.60	16.47	15.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 726,769,050
Holdings Count | $ / shares	504
Advisory Fees Paid, Amount	$ 1,220,120
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$726,769,050
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	504
Total Management Fee Paid	$1,220,120
Portfolio Turnover Rate	1%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class D
Shareholder Report [Line Items]
Fund Name	Franklin S&P 500 Index Fund
Class Name	Class D
Trading Symbol	SBSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin S&P 500 Index Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class D	$37	0.34%
[3]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class D shares of Franklin S&P 500 Index Fund returned 17.21%. The Fund compares its performance to the S&P 500 Index, which returned 17.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	NVIDIA, a manufacturer of components used for artificial intelligence (AI), considering both its weight in the Index and the company’s performance over the period.
↑	Broadcom, as the company saw substantial growth in its AI semiconductor solutions.
↑	Microsoft was also an outperformer in the Index, with a double-digit return and a meaningful Index weight.

Top detractors from performance:
↓
UnitedHealth Group, considering both its weight in the Index and negative return, as its shares declined on increasing medical costs and the U.S. Department of Justice reportedly looking into the company’s billing practices.

↓	Eli Lilly & Company, with a return significantly lower than the Index overall and a meaningful weight. Data for its obesity treatment pill fell behind Wall Street’s expectations.
↓	Adobe, as the company issued disappointing revenue guidance.
Use of derivatives and the impact on performance:
The Fund utilized S&P 500 futures to manage cash flows which added value relative to cash for the period and contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class D	17.21	16.12	14.92
Russell 3000 Index	17.41	15.74	14.71
S&P 500 Index	17.60	16.47	15.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 726,769,050
Holdings Count | $ / shares	504
Advisory Fees Paid, Amount	$ 1,220,120
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$726,769,050
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	504
Total Management Fee Paid	$1,220,120
Portfolio Turnover Rate	1%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.